LEASES - (Lessee) Operating Lease Cost and Other Information (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Operating lease cost
Operating lease cost	$ 117	$ 105
Sublease income	(6)	(4)
Net operating lease cost	111	101
Cash paid for amounts included in the measurement of operating lease liabilities	74	72
ROU assets obtained in exchange for new operating lease liabilities	$ 96	$ 83
Weighted average remaining lease term	13 years	13 years
Weighted average discount rate	3.30%	3.30%